Fair Value Measurements - Schedule of Non-Financial Assets (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Obligation to Return Collateral Digital Assets [Member]
Liabilities
Liabilities	$ 21,436
Fair Value, Recurring [Member] | Obligation to Return Collateral Digital Assets [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Liabilities	21,436
Fair Value, Recurring [Member] | Obligation to Return Collateral Digital Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Liabilities
Fair Value, Recurring [Member] | Obligation to Return Collateral Digital Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Liabilities
Digital Assets [Member]
Assets
Assets	129,940
Digital Assets [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Assets	129,940
Digital Assets [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Assets
Digital Assets [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Assets
Digital asset collateral receivable [Member]
Assets
Assets	60,396
Digital asset collateral receivable [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Assets	60,396
Digital asset collateral receivable [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Assets
Digital asset collateral receivable [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Assets